STATEMENT OF CASH FLOWS (Details) - Schedule of dividends - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends [Line Items]
Total dividends paid			$ (571)	$ (55,116)
Latam Airlines Group S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends [Line Items]
Total dividends paid				(54,580)
Latam Airlines Perú S.A. [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of dividends [Line Items]
Total dividends paid	[1]		$ (571)	$ (536)

[1]	Dividends paid to non-controlling shareholders